Offerings - Offering: 1	Apr. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee. In accordance with Rule 462(b) under the Securities Act, the Registrant is registering an additional $400,000,000 of common shares, which will increase the maximum offering amount. A total of $10,000,000,000 of common shares of beneficial interest, par value $0.01 per share, were previously registered. This Registration Statement registers an additional $400,000,000 of common shares, resulting in a total of $10,400,000,000 in registered common shares. The additional amount of securities that is being registered represents no more than 20% of the remaining securities or the maximum aggregate offering price of the remaining securities available to be sold under the Registrant's Registration Statement on Form N-2 (File No. 333-278477), filed with the Securities and Exchange Commission on April 1, 2024.